Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Index Trust
Entity Central Index Key	0000861469
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000024708 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Class C Shares
Trading Symbol	MXCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$69	1.41%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%
Net Assets	$ 216,969,965
Holdings Count | Holding	478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$216,969,965
Number of Investments	478
Portfolio Turnover Rate	17%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024709 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Class R Shares
Trading Symbol	FMXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Net Assets	$ 216,969,965
Holdings Count | Holding	478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$216,969,965
Number of Investments	478
Portfolio Turnover Rate	17%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024710 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	FISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 216,969,965
Holdings Count | Holding	478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$216,969,965
Number of Investments	478
Portfolio Turnover Rate	17%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024711 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Service Shares
Trading Symbol	FMXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
Net Assets	$ 216,969,965
Holdings Count | Holding	478
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$216,969,965
Number of Investments	478
Portfolio Turnover Rate	17%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000111618 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	FMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 261,184,049
Holdings Count | Holding	404
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$261,184,049
Number of Investments	404
Portfolio Turnover Rate	16%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024712 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mid-Cap Index Fund
Class Name	Service Shares
Trading Symbol	FMDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$27	0.56%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%
Net Assets	$ 261,184,049
Holdings Count | Holding	404
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$261,184,049
Number of Investments	404
Portfolio Turnover Rate	16%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000174245 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mid-Cap Index Fund
Class Name	Class R6 Shares
Trading Symbol	FMCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$14	0.30%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.30%
Net Assets	$ 261,184,049
Holdings Count | Holding	404
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$261,184,049
Number of Investments	404
Portfolio Turnover Rate	16%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)